Exceptional items - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis Of Income And Expense [Line Items]
Restructuring activities charges	€ 12.5	€ 3.6	€ (1.2)
Integration costs	0.0	3.5	10.4
Income (charge) related to legacy matters	2.9	9.2	3.8
Contingent Consideration Arrangements And Indemnification Assets Recognised As Of Acquisition Date, Release of Provision	20.0	44.0
Gain from reassessment of sales tax provision			0.7
Tax impact of exceptional items	3.5	3.1	3.2
Cash flows used relating to exceptional items	12.1	15.9	43.4
Goodfella's Pizza and Aunt Bessie's Integration Related Costs	4.0	12.5	8.3
Factory Optimization	€ 10.0	€ 5.7	1.6
La Cocinera [Member]
Analysis Of Income And Expense [Line Items]
Contingent Consideration Arrangements And Indemnification Assets Recognised As Of Acquisition Date, Release of Provision			€ 2.7